Short-Term Loan (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 18, 2020	Jul. 19, 2017	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 26, 2021
Debt Disclosure [Abstract]
Unsecured loan amount	$ 100,000
Interest rate	1.50%
Accrued interest expense			$ 0	$ 0	$ 1,302
Maturity date	Aug. 17, 2020	Jan. 19, 2018	Nov. 30, 2022
Loan interest						$ 102,272